TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	7,301	$3,488,053

Asset Management & Custody Banks - 5.1%
Blackstone, Inc.	28,314	3,729,237
Blue Owl Capital, Inc. - Class A	133,562	2,474,904
		6,204,141

Biotechnology - 5.7%
Amgen, Inc.	10,024	2,916,182
Gilead Sciences, Inc.	38,672	4,120,115
		7,036,297

Commodity Chemicals - 4.0%
LyondellBasell Industries NV - Class A	83,968	4,887,777

Communications Equipment - 3.5%
Cisco Systems, Inc.	74,154	4,280,910

Construction Machinery & Heavy Transportation Equipment - 1.7%
Cummins, Inc.	7,148	2,100,368

Diversified Banks - 2.0%
JPMorgan Chase & Co.	9,780	2,392,384

Electric Utilities - 3.0%
American Electric Power Co., Inc.	34,096	3,693,961

Gas Utilities - 1.9%
Brookfield Infrastructure Corp. - Class A	62,544	2,341,647

Household Products - 5.2%
Clorox Co.	17,976	2,557,985
Procter & Gamble Co.	23,577	3,832,913
		6,390,898

Integrated Oil & Gas - 5.9%
Chevron Corp.	34,466	4,689,444
Exxon Mobil Corp.	24,106	2,546,317
		7,235,761

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TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 90.2% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 4.8%
Verizon Communications, Inc.	132,614	$5,842,973

Investment Banking & Brokerage - 3.7%
Moelis & Co. - Class A	42,479	2,276,025
Morgan Stanley	19,166	2,212,140
		4,488,165

IT Consulting & Other Services - 3.0%
International Business Machines Corp.	14,987	3,624,156

Oil & Gas Storage & Transportation - 7.3%
Energy Transfer LP	251,518	4,160,107
Enterprise Products Partners LP	160,072	4,786,153
		8,946,260

Packaged Foods & Meats - 3.1%
General Mills, Inc.	66,738	3,786,714

Personal Care Products - 3.7%
Kenvue, Inc.	191,449	4,518,196

Pharmaceuticals - 7.7%
Johnson & Johnson	25,799	4,032,642
Merck & Co., Inc.	64,316	5,479,723
		9,512,365

Regional Banks - 3.6%
Truist Financial Corp.	116,368	4,461,549

Restaurants - 2.9%
McDonald's Corp.	6,845	2,188,004
Starbucks Corp.	17,681	1,415,364
		3,603,368

Semiconductors - 3.9%
Broadcom, Inc.	8,399	1,616,556
Texas Instruments, Inc.	20,140	3,223,407
		4,839,963

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TBG DIVIDEND FOCUS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 90.2% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 3.5%
PepsiCo, Inc.	32,028	$4,342,356

Tobacco - 2.2%
Altria Group, Inc.	46,053	2,724,035
TOTAL COMMON STOCKS (Cost $109,647,793)		110,742,297

REAL ESTATE INVESTMENT TRUSTS - 9.4%
Other Specialized REITs - 4.7%
Lamar Advertising Co. - Class A	26,253	2,987,854
VICI Properties, Inc.	88,617	2,837,516
		5,825,370

Retail REITs - 4.7%
Simon Property Group, Inc.	36,586	5,757,905
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,810,141)		11,583,275

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (a)	239,414	239,414
TOTAL SHORT-TERM INVESTMENTS (Cost $239,414)		239,414

TOTAL INVESTMENTS - 99.8% (Cost $120,697,348)		$122,564,986
Other Assets in Excess of Liabilities - 0.2%		278,019
TOTAL NET ASSETS - 100.0%		$122,843,005

Percentages are stated as a percent of net assets.

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
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TBG DIVIDEND FOCUS ETF

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

TBG Dividend Focus ETF (“the Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$110,742,297	$—	$—	$110,742,297
Real Estate Investment Trusts	11,583,275	—	—	11,583,275
Money Market Funds	239,414	—	—	239,414
Total Investments	$122,564,986	$—	$—	$122,564,986
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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